INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,748	$ 188
Accumulated Amortization	(42)	(9)
Total amortization expense	1,706	179
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,819	244
Accumulated Amortization	(42)	(9)
Net Carrying Amount	1,777	235
Insurance licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	71	56
Distributor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,505	28
Accumulated Amortization	(12)	0
Total amortization expense	1,493	28
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(12)	0
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71	24
Accumulated Amortization	(5)	(2)
Total amortization expense	66	22
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(5)	(2)
Unpaid claims reserve intangible asset
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	103	104
Accumulated Amortization	(20)	(5)
Total amortization expense	83	99
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(20)	(5)
Software and other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69	32
Accumulated Amortization	(5)	(2)
Total amortization expense	64	30
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (5)	$ (2)